Fair value measurements - Measurement of Fair Value of Major Asset and Liability classed (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets:
Available for sale securities (short-term)	$ 0	$ 1,954
Investments in equity - long term	50,220	46,804
Total assets	50,220	48,758
Liabilities:
Total liabilities		2,411
Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Liabilities:
Derivative instruments		2,411
Level 1
Assets:
Available for sale securities (short-term)		1,954
Investments in equity - long term	0	0
Total assets	0	1,954
Liabilities:
Total liabilities		0
Level 1 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Liabilities:
Derivative instruments		0
Level 2
Assets:
Available for sale securities (short-term)		0
Investments in equity - long term	0	0
Total assets	0	0
Liabilities:
Total liabilities		2,411
Level 2 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Liabilities:
Derivative instruments	0	2,411
Level 3
Assets:
Available for sale securities (short-term)		0
Investments in equity - long term	0	0
Total assets	0	0
Liabilities:
Total liabilities		0
Level 3 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Liabilities:
Derivative instruments		0
Investments Measured at Net Asset Value
Assets:
Available for sale securities (short-term)		0
Investments in equity - long term	50,220	46,804
Total assets	$ 50,220	46,804
Liabilities:
Total liabilities		0
Investments Measured at Net Asset Value | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Liabilities:
Derivative instruments		$ 0